Interim Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 3,465	$ 2,951
Costs and operating expenses:
Cost of services	1,644	1,341
Cloud infrastructure	1,289	2,492
Research and development	6,205	10,656
Sales and marketing	6,512	10,503
General and administrative	10,908	11,072
Depreciation and amortization	148	1,728
Contingent consideration expense (income)	2,061	(1,541)
Impairment of goodwill	0	37,000
Impairment of intangible assets	0	8,785
Total costs and operating expenses	28,767	82,036
Operating loss	(25,302)	(79,085)
Financial income, net	2,581	428
Loss before income tax expense	(22,721)	(78,657)
Income tax expense	(76)	(280)
Net loss for the period	$ (22,797)	$ (78,937)
Net loss per share attributable to ordinary shareholders, basic	$ (2.39)	$ (8.72)
Net loss per share attributable to ordinary shareholders, diluted	$ (2.39)	$ (8.72)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	9,558,418	9,048,392
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	9,558,418	9,048,392
Net loss for the period	$ (22,797)	$ (78,937)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(462)	(2,388)
Unrealized gains on available-for-sale marketable securities, net	(154)	0
Total comprehensive loss for the period	$ (23,413)	$ (81,325)